Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted (loss) earnings per share computation

	Year ended December 31,
	2019	2018
Net income	$4,464,556	$5,956,665
Weighted average basic and diluted computation shares outstanding:
Shares issued in reverse recapitalization	7,932,567	7,500,000
Shares outstanding post-recapitalization
Weighted average basic and diluted shares outstanding	7,932,567	7,500,000
Basic and diluted net income (loss) per share	$0.56	$0.79